Income Taxes - Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (647,937)	$ (533,042)		$ (717,139)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	30,041	28,471		44,623
Adjustments to current tax from the previous period	24,030	(1,666)		(7,936)
Other current tax benefit / (expense)	485	(316)		(4,679)
Current tax expense, net	(593,381)	(506,553)		(685,131)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	28,259	7,260		(110,684)
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	54,967	(32,835)
Adjustments to deferred taxes from the previous period	(8,979)	667		(4,026)
Total deferred tax benefit / (expense)	74,247	(24,908)		(114,709)
Income tax expense, continuing operations	$ (519,134)	$ (531,461)	[1]	$ (799,840)	[1]

[1]	As Restated